[HARTFORD LETTERHEAD]

February 13, 2009

VIA ELECTRONIC TRANSMISSION
U.S. Securities and Exchange Commission
100 F St. NE
Washington, D.C. 20549

RE:     THE HARTFORD SERIES FUND, INC., FILE NOS. 333-45431/811-08629

Dear Sir or Madam:

     Included herewith for filing on behalf of The Hartford Series Fund, Inc. (the “Company”), pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”), is one copy, including exhibits, of Post-Effective Amendment No. 71 under the 1933 Act to the Company’s Registration Statement on Form N-1A (the “Amendment”).

     The Amendment contains one prospectus (applicable to Class IA shares and Class IB shares) and one combined statement of additional information (applicable to Class IA and Class IB shares), and is being filed in connection with the Company’s annual update of its Registration Statement to update certain financial information and make other changes to the Company’s disclosure documents.

     Pursuant to Rule 485(a)(1), the Company has designated on the facing sheet to the Registration Statement that the Amendment become effective on May 1, 2009. No fees are required in connection with this filing. Please contact me at (860) 843-8859 or Kevin Bopp, Dechert LLP, at (212) 641-5691 with any comments or questions concerning this Amendment. Thank you in advance for your consideration.

Very truly yours,

/s/ Michael G. Phillips
Michael G. Phillips

cc:      Kevin M. Bopp, Esq.